Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash	$ 1,082,290	$ 29,784
Trade receivables	138,041	63,177
Inventories	377,020	59,051
Prepaid expenses	174,147
Total Current Assets	1,771,498	152,012
Property and equipment - net	81,206	22,395
Other long-term assets	193,750
Total Assets	2,046,454	174,407
Liabilities and Stockholders' Equity
Accounts payable	206,630	13,506
Accrued liabilities	72,610	10,086
Deferred revenue	8,275	15,356
Current portion of notes payable	3,560	2,301
Convertible note payable	150,000
Total current liabilities	441,075	41,249
Notes payable - less current portion	23,271	30,000
Total Liabilities	464,346	71,249
Commitments and contingencies (note 9)
Stockholders' equity:
Preferred stock, $0.0001 par value; 100,000,000 shares authorized; no shares issued and outstanding at December 31, 2014 and 2013
Common stock, $0.0001 par value; 900,000,000 shares authorized; 45,512,500 and 32,000,000 shares issued and outstanding at December 31, 2014 and 2013, respectively	4,551	3,200
Additional Paid-In Capital	5,538,242	1,954
(Accumulated deficit) retained earnings	(3,960,685)	98,004
Total stockholders' equity	1,582,108	103,158
Total Liabilities and Stockholders' Equity	$ 2,046,454	$ 174,407